Vessel Operating and Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Vessel Operating and Voyage Expenses [Abstract]
Voyage Expenses
The amounts in the accompanying consolidated statements of comprehensive income/(loss) are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Voyage expenses	2023	2024	2025
Brokerage commissions	—	—	47,961
Brokerage commissions- related party	195,890	125,409	305,463
Port & other expenses	612	189,646	853,377
Bunkers consumption	—	—	5,212
Loss on bunkers	2,228	—	—
Total Voyage expenses	$198,730	$315,055	$1,212,013

Vessel Operating Expenses

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Vessel Operating Expenses	2023	2024	2025
Crew & crew related costs	2,854,622	1,453,022	2,192,055
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	983,472	454,917	602,860
Lubricants	225,404	88,318	79,609
Insurance	230,099	123,162	166,863
Tonnage taxes	51,639	29,866	38,241
Other	819,012	161,002	317,577
Total Vessel operating expenses	$5,164,248	$2,310,287	$3,397,205